Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments, net of receipts due under terms of subleases under all operating leases

Future minimum lease payments, net of receipts due under the terms of subleases, under all operating leases at December 31, 2018 are as follows:

(in thousands)	Future Lease Payment
2019	885
2020	916
2021	348

$2,149